Annual Fund Operating Expenses	May 01, 2026
ARGA EMERGING MARKETS VALUE FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
ARGA EMERGING MARKETS VALUE FUND | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.22%	[1]
ARGA EMERGING MARKETS VALUE FUND | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.82%	[1]
ARGA INTERNATIONAL VALUE FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
ARGA INTERNATIONAL VALUE FUND | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.23%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.08%)	[2]
Net Expenses (as a percentage of Assets)	1.15%
ARGA INTERNATIONAL VALUE FUND | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.23%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.08%)	[2]
Net Expenses (as a percentage of Assets)	0.75%
ARGA VALUE FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
ARGA VALUE FUND | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	4.47%
Other Expenses (as a percentage of Assets):	4.62%
Expenses (as a percentage of Assets)	5.37%
Fee Waiver or Reimbursement	(4.32%)	[3]
Net Expenses (as a percentage of Assets)	1.05%
ARGA VALUE FUND | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	4.47%
Other Expenses (as a percentage of Assets):	4.47%
Expenses (as a percentage of Assets)	4.97%
Fee Waiver or Reimbursement	(4.32%)	[3]
Net Expenses (as a percentage of Assets)	0.65%
FS Multi-Strategy Alternatives Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
FS Multi-Strategy Alternatives Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[4]
Component2 Other Expenses	0.06%	[5]
Component3 Other Expenses	0.49%
Other Expenses (as a percentage of Assets):	0.80%
Expenses (as a percentage of Assets)	2.05%
Fee Waiver or Reimbursement	(0.03%)	[5]
Net Expenses (as a percentage of Assets)	2.02%
FS Multi-Strategy Alternatives Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.26%	[4]
Component2 Other Expenses	0.06%	[5]
Component3 Other Expenses	0.48%
Other Expenses (as a percentage of Assets):	0.80%
Expenses (as a percentage of Assets)	2.30%
Fee Waiver or Reimbursement	(0.03%)	[5]
Net Expenses (as a percentage of Assets)	2.27%
STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%
STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF | STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%	[6]
Expenses (as a percentage of Assets)	0.66%	[7]
Strategas Macro Momentum ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Strategas Macro Momentum ETF | Strategas Macro Momentum ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.42%)	[8]
Net Expenses (as a percentage of Assets)	0.65%

[1]	ARGA Investment Management, LP (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses excluding any class-specific expenses (including Distribution and/or Service (12b-1) Fees and Shareholder Servicing Fees), brokerage commissions, acquired fund fees and expenses, dividend and interest securities sold short, and certain other expenses (“Gross Expenses”) from exceeding 0.90% of the average daily net assets of each of the Fund’s share classes until April 30, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Gross Expenses are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2027.
[2]	ARGA Investment Management, LP (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses excluding any class-specific expenses (including Distribution and/or Service (12b-1) Fees and Shareholder Servicing Fees), brokerage commissions, acquired fund fees and expenses, dividend and interest securities sold short, and certain other expenses (“Gross Expenses”) from exceeding 0.75% of the average daily net assets of each of the Fund’s share classes until April 30, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Gross Expenses are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2027.
[3]	ARGA Investment Management, LP (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses excluding any class-specific expenses (including Distribution and/or Service (12b-1) Fees and Shareholder Servicing Fees), brokerage commissions, acquired fund fees and expenses, dividend and interest securities sold short, and certain other expenses (“Gross Expenses”) from exceeding 0.65% of the average daily net assets of each of the Fund’s share classes until April 30, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Gross Expenses are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2027.
[4]	The costs of investing in swaps are estimated to be between approximately 0.15% to 0.35% of the Fund’s average daily net assets. Such costs are indirect expenses of the Fund that are variable in nature and are not included in the fee table or expense example.
[5]	FS Fund Advisor, LLC (the “Adviser” or “FS”) has entered into a contractual agreement (the “Expense Limitation Agreement”) pursuant to which it has agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding management fees, distribution or servicing fees, interest, taxes, brokerage fees and commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividends and interest paid on short positions, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (as determined in the sole discretion of the Adviser) (collectively, “excluded expenses”)) from exceeding 0.25% of the average daily net assets of each of the Fund’s share classes until April 30, 2027 (the “expense cap”). In addition, the Adviser may receive from the Fund all or a portion of its prior fee reductions or expense reimbursements made under the Expense Limitation Agreement or the expense limitation agreement between the Adviser and the Fund’s predecessor fund, the FS Multi-Strategy Alternatives Fund (the “Predecessor Multi-Strategy Fund” and such agreement, the “Predecessor Fund Expense Limitation Agreement”), a series of FS Series Trust, during the rolling three-year period preceding the date of the recoupment to the extent that the Fund’s total annual operating expenses (not including excluded expenses) at the time of the recoupment are below the lower of (i) the expense cap in effect at the time of the fee waiver and/or expense reimbursement and (ii) the expense cap in effect at the time of the recoupment. The Expense Limitation Agreement will terminate automatically upon the termination of the Fund’s investment advisory agreement and may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2027.
[6]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other investment companies, including mutual funds, money market funds and exchange-traded funds.
[7]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude AFFE.
[8]	Strategas Asset Management, LLC (the “Adviser” or “Strategas”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding any interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, AFFE, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses) (collectively, “excluded expenses”)) from exceeding 0.65% of the average daily net assets of the Fund until April 30, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. The agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2027.